INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure Abstract
INCOME TAX EXPENSE

NOTE 31: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2011	2012	2013

	(EUR in millions)

Income / (loss) before income tax domestic	(14,423)	(3,041)	(664)
Income / (loss) before income tax foreign	375	693	900
	(14,048)	(2,348)	236

The significant components of the income tax/(expense) for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013

	(EUR in millions)
Income tax (expense):
Current tax expense domestic	(46)	(34)	(31)
Current tax expense foreign	(107)	(171)	(102)
Deferred tax (expense)/benefit domestic	(308)	(19)	51
Deferred tax (expense)/benefit foreign	2	55	(85)
Total income tax (expense)	(459)	(169)	(167)
The allocation of income before income tax between domestic and foreign is presented in Note 39.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2011	2012	2013

	(EUR in millions)
Income tax calculated based on statutory income tax rate of 26% (2011: 20% and 2012: 20%)	(2,810)	(470)	61
Effect of tax exempt income	(18)	(58)	(160)
Effect of different tax rates in other countries	11	(21)	(37)
Non deductible expenses	121	51	50
Statutory revaluation of fixed assets	-	(10)	11
Effect of change in income tax rate	10	-	(1,069)
Valuation allowance for deferred tax assets	3,115	658	1,297
Non-offsettable income taxes with current year income taxes	13	14	1
Income tax audit settlement	8	6	(7)
Other	9	(1)	20
Income tax expense / (benefit)	459	169	167

In 2011, the increase in the effect on taxes of the expenses non-deductible for tax purposes is mainly due to the impairment of goodwill of investments in subsidiaries (see Note 14).

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2012	2013

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	813	1,299
Mark to market valuation of securities and derivatives	597	597
Pension and other post retirement benefits	88	92
Insurance reserves	84	143
Revaluation of land and buildings	150	168
Intangibles recognized upon acquisition and other assets	-	1
Tax free reserves	-	11
Tax loss carried forward	370	490
Other	188	302
PSI tax losses	1,835	2,303
Gross deferred tax assets	4,125	5,406
Deferred tax assets / liabilities for netting	(167)	(79)
Net deferred tax assets	3,958	5,327
Valuation allowance for deferred tax assets	(3,788)	(5,085)
Net deferred tax assets after valuation allowance	170	242

Deferred Tax Liabilities:
Allowance for loan losses	(36)	(32)
Mark to market valuation of securities and derivatives	(47)	(20)
Pension and other post retirement benefits	(1)	-
Revaluation of land and buildings	(1)	(1)
Intangibles recognized upon acquisition and other assets	(37)	(32)
Tax free reserves	(92)	(94)
Other	(17)	(21)
Gross deferred tax liabilities	(231)	(200)
Deferred tax liabilities / assets for netting	167	79
Net deferred tax liabilities	(64)	(121)

Realization of deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, the Group believes that the realization of the net deferred tax assets after valuation allowance of EUR 170 million and EUR 242 million, at December 31, 2012 and 2013 respectively, is more likely than not based upon all available positive and negative evidence in Greece and the other countries where the Group operates.

 A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the years ended December 31, 2009, 2010, 2012 and 2013 in the Bank. Such objective evidence limits the ability to consider other subjective evidence in taxable entities where there is a cumulative loss.

Greek Law 4046/2012 was enacted on February 14, 2012 and effectively extends the period over which the tax losses realized on implementation of the PSI exchange may be utilized from a 5 year loss carry-forward to an amortization period over the life of the New Greek government bonds. However, Law 4110/2013 amended the said provision so that, any difference (loss) arising from the said exchange is amortised in 30 annual equal instalments.

Each year Management assesses whether the recognition of the deferred tax asset is appropriate to the extent that future taxable profit will be available to absorb these tax losses and other deductible temporary differences.

The Group as at December 31, 2013 has a deferred tax asset of EUR 490 million on the tax losses carry-forward of EUR 1,953 million which expire as follows:

(EUR in
Year	millions)
2014	52
2015	756
2016	22
2017	855
2018	204
2019	40
2020	18
Unlimited	6
Total	1,953

The applicable Greek statutory corporation income tax rate was 20% for 2011 and 2012 and 26% for 2013. In January 2013, Law 4110/2013 provided that for the periods commencing from January 1, 2013 thereon, the nominal corporation tax rate was increased to 26%. Furthermore, for profit distributions approved from January 1, 2014 onwards the withholding tax is reduced to 10% from 25%.

Based on the above, the Group examined the timing of the reversal of the temporary differences for all Greek entities and adjusted the deferred tax asset/liability amounts accordingly in order to reflect the increase in the nominal tax rates. The total effect, for the years ended December 31, 2011, 2012 and 2013, was an expense of EUR 10 million, NIL and EUR (1,069) million respectively which was offset by an equivalent amount of valuation allowance resulting in a total net effect of NIL for the years 2011 and 2013.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2011	2012	2013

	(EUR in millions)
Balance, at beginning of year	11	11	10
Reductions related to positions taken during prior years	-	(1)	(7)
Balance, at end of year	11	10	3

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

Tax authorities have not yet audited all subsidiaries for certain financial years and accordingly their tax obligations for those years may not be considered final. Additional taxes and penalties may be imposed as a result of such tax audits; although the amounts cannot be determined, it is not expected to have a material effect on the consolidated statement of financial position of the Group and the Bank. The Bank has been audited by the Greek tax authorities up to and including the year 2008. The financial years 2009 and 2010 are currently being audited by the tax authorities. The financial years 2011 and 2012 were audited and 2013 is currently being audited by the independent auditor, Deloitte Hadjipavlou Sofianos & Cambanis S.A., in accordance with article 82 of Law 2238/1994. The tax audit certificates for the years 2011 and 2012 were unqualified and issued on July 27, 2012 and September 27, 2013, respectively. Based on article 6 of Ministerial Decision 1159/22.7.2011, the year 2011 is considered final for tax audit purposes on April 30, 2014 and 2012 financial year will be considered final for tax audit purposes 18 months after the issue of the tax audit certificates during which period, the tax authorities are entitled to re-examine the tax books of the Bank.

The open tax years of the major companies of the Group at December 31, 2013, are as follows:

Company	Open tax years
National Bank of Greece S.A.	2009-2010 & 2012-2013
NBG London Branch (United Kingdom)	2011-2013
Finansbank A.S. (Turkey)	2008 & 2010-2013
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2010-2013
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2013
Banca Romaneasca S.A. (Romania)	2008-2013
NBG Securities S.A. (Greece)	2009-2010&2012-2013
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2010&2012-2013
Ethniki Leasing S.A. (Greece)	2010&2012-2013
Ethniki Hellenic General Insurance S.A. (Greece)	2010&2012-2013